Expense Example	Aug. 25, 2026 USD ($)
F/m Accumulator BDC Fund | F/m Accumulator BDC Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 991
Expense Example, with Redemption, 3 Years	2,759
F/m Accumulator Mortgage REIT Fund | F/m Accumulator Mortgage REIT Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	119
F/m Accumulator Equity REIT Fund | F/m Accumulator Equity REIT Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	119
F/m Accumulator High Dividend Payers Fund | F/m Accumulator High Dividend Payers Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	119
F/m Accumulator High Dividend Payers Growth Fund | F/m Accumulator High Dividend Payers Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 110